SHARE-BASED PAYMENTS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jun. 11, 2013 shares
SHARE-BASED PAYMENTS (Details) [Line Items]
Administrative expenses | $	$ 735,218	$ 736,333	$ 952,768
Number of ordinary restricted stock		1,592,777	2,932,896
Compensation Plan 2013 [Member]
SHARE-BASED PAYMENTS (Details) [Line Items]
Number of shares authorized (in Shares) | shares				1,500,000
Multiplus S.A. [Member] | Restricted Stock [Member]
SHARE-BASED PAYMENTS (Details) [Line Items]
Number of ordinary restricted stock		247,500